Income taxes - Taxes recognized through profit or loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Current tax expenses	€ (118)	€ (74)	€ (158)
Current year	(102)	(58)	(1)
Adjustments for prior periods	(16)	(16)	(157)
Deferred tax (expense)/income	142	(207)
Temporary differences	142	(182)	(514)
Tax losses		(25)	514
Income tax (expenses)/ benefit	24	(281)	(158)
Income taxes recognized directly in other comprehensive income	€ 0	€ 0	€ 0